Property, Plant and Equipment: (Tables)	9 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment
		Accumulated
	Cost	Depreciation	Net
September 30, 2022
Machinery and equipment	$1,602,133	$–	$1,602,133
Furniture and office equipment	423,813	(349,225)	74,588
Transportation equipment	326,788	(279,714)	47,074
Leasehold improvements	29,390	(28,472)	918
Mineral property	350,000	–	350,000
	$2,732,124	$(657,411)	$2,074,713